Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (2,895,167)	$ (6,881,584)	$ (8,045,803)	$ (4,971,277)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	21,437	19,304	26,137	28,074
Gain on debt extinguishment (PPP)		(90,100)	(90,100)
Net change in unrealized depreciation in gold bullions	39,454	37,702	13,004
Stock issued for services		242,100	242,100
Loss on disposal of fixed assets		49,321	49,321
Amortization of debt discount	712,977	4,172,955	4,702,918	50,505
Imputed interest - related party	60,472	61,968	82,851	58,817
Fair value of options issued for services				2,845,459
Warrants issued/(cancelled) to consultants	176,769	541,795	600,278
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	10,893	(6,581)	(8,467)	29,157
(Increase) in deposits	(105,060)
Operating lease right-of-use, net	33,623	79,290	90,072	108,217
Increase in accrued expenses and other payables - related party	282,739	283,273	441,574	657,520
(Decrease)Increase in accounts payable	248,844	178,883	199,723	39,055
Operating lease liabilities, current	(32,574)	(93,985)	(104,417)	(100,239)
Net Cash Used In Operating Activities	(1,445,593)	(1,405,659)	(1,800,809)	(1,254,712)
Cash Flows From Investing Activities:
Investment in gold bullions		(450,216)	(450,216)
Purchase of Fixed Assets		(79,921)	(97,154)
Net Cash Used In Investing Activities		(530,137)	(547,370)
Cash Flows From Financing Activities:
Proceeds from notes payable - related party				1,015,000
Repayment of notes payable - related party	(40,000)
Proceeds from convertible note payable, net of original issue discount	2,990,000	3,670,000	3,670,000	950,000
Payment of debt offering costs	(230,000)			(86,000)
Principal payments on debt	(45,000)	(35,000)	(50,000)	(40,000)
Proceeds from warrant exercise	739,864	177,558	266,332
Contributed capital - related party				17,495
Proceeds from SBA Paycheck Protection Loan				90,100
Net Cash Provided by Financing Activities	3,414,864	3,812,558	3,886,332	1,946,595
Net Increase in Cash	1,969,271	1,876,762	1,538,153	691,883
Cash at Beginning of Year	2,355,060	816,907	816,907	125,024
Cash at End of Year	4,324,331	2,693,669	2,355,060	816,907
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise		292,533	292,533	365,157
Beneficial conversion feature in connection with convertible debt		3,670,000	3,670,000	864,000
Original issue discount in connection with convertible debt				50,000
Adoption of lease standard ASC 842		115,390	115,390
Cancellation and forgiveness of lease - related party		44,419	44,419
Cancellation and forgiveness of lease		241,800	241,800
Shares issued in connection with settlement of accounts payable		159,301
Shares issued in connection with convertible note payable	$ 2,802,835	$ 2,859,301	$ 4,461,931